Income taxes - Schedule of Income (loss) before income taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Total	¥ 1,254,504	$ 179,392	¥ (287,402,606)	¥ 68,197,344
PRC
Income taxes
Total	56,078,654		(533,372,130)	(92,977,042)
Overseas
Income taxes
Total	¥ (54,824,150)		¥ 245,969,524	¥ 161,174,386